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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


             Report for the Calendar Year or Quarter Ended 03/31/99

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                (Please read instructions before preparing form.)
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If amended report check here: |_|


                               Allstate New Jersey
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Name of Institutional Investment Manager

3075  Sanders Road Suite G4A            Northbrook        Illinois    60062-7127
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Business Address         (Street)       (City)            (State)     (Zip)

Joseph A. Haas (847)402-7581 Assistant Vice President, Investment Operations
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the the 21 day of April, 1999.


                                      Allstate New Jersey
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      /s/ Joseph A. Haas
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                          Authorized to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                                          13F File No.:
-------------------------------------------------------------- ---------------
1. Allstate Insurance Company                                  28-35
-------------------------------------------------------------- ---------------
2.
-------------------------------------------------------------- ---------------
3.
-------------------------------------------------------------- ---------------
4.
-------------------------------------------------------------- ---------------
5.
-------------------------------------------------------------- ---------------

                                    FORM 13F
                 Name of Reporting Manager: ALLSTATE NEW JERSEY

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                      ITEM 2:     ITEM 3:         ITEM 4:            ITEM 5:          ITEM 6:        ITEM 7:     ITEM 8:
                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                                                      ---------------------           (SHARES)
                             TITLE                          FAIR          SHARES OR   (A)    (B)     (C)    MANA-  -----------------
NAME OF ISSUER                OF          CUSIP           MARKET          PRINCIPAL   SOLE   SHARED  SHARED GERS   (A)  (B)    (C)
                             CLASS        NUMBER           VALUE             AMOUNT                  OTHER         SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AT & T                       COMMON       001957109       789,106.19       9,887.00          X              1      X
ABBOTT LABS                  COMMON       002824100       351,093.75       7,500.00          X              1      X
AIRTOUCH COMM                COMMON       00949T100       318,862.50       3,300.00          X              1      X
ALLIED-SIGNAL                COMMON       019512102       221,343.75       4,500.00          X              1      X
AMERICA ON-LINE              COMMON       02364J104       642,400.00       4,400.00          X              1      X
AMERICAN HOME PRODUCTS       COMMON       026609107       672,075.00      10,300.00          X              1      X
AMERICAN INTL                COMMON       026874107       856,437.50       7,100.00          X              1      X
AMERITECH NEW                COMMON       030954101       272,012.50       4,700.00          X              1      X
ASSOCIATES FIRST CAPITAL CRP COMMON       046008108       238,230.00       5,294.00          X              1      X
BANK OF AMERICA CORP         COMMON       060505104       719,033.13      10,181.00          X              1      X
BANK OF NEW YORK             COMMON       064057102       233,593.75       6,500.00          X              1      X
BANK ONE CORPORATION         COMMON       06423A103       395,348.76       7,180.00          X              1      X
BELL ATLANTIC                COMMON       077853109       356,643.75       6,900.00          X              1      X
BELLSOUTH                    COMMON       079860102       348,543.75       8,700.00          X              1      X
BRISTOL-MYERS-SQUIBB         COMMON       110122108       752,456.25      11,700.00          X              1      X
BURLINGTON RESOURCES         COMMON       122014103       227,643.75       5,700.00          X              1      X
CHASE MANHATTAN CORP NEW     COMMON       16161A108       252,068.75       3,100.00          X              1      X
CHEVRON                      COMMON       166751107       318,375.00       3,600.00          X              1      X
CISCO SYSTEMS, INC.          COMMON       17275R102       997,018.75       9,100.00          X              1      X
CITIGROUP INC                COMMON       172967101       753,725.00      11,800.00          X              1      X
COCA-COLA                    COMMON       191216100       638,300.00      10,400.00          X              1      X
DELL COMPUTER                COMMON       247025109       400,575.00       9,800.00          X              1      X
DISNEY (WALT)                COMMON       254687106       264,562.50       8,500.00          X              1      X
DU PONT DE NEMOURS           COMMON       263534109       284,506.25       4,900.00          X              1      X
E M C                        COMMON       268648102       574,875.00       4,500.00          X              1      X
EXXON                        COMMON       302290101       818,525.00      11,600.00          X              1      X
FREDDIE MAC                  COMMON       313400301       291,337.50       5,100.00          X              1      X
FEDERAL NAT'L MORT. ASSOC    COMMON       313586109       325,475.00       4,700.00          X              1      X
FEDERATED DEPARTMENT STORES  COMMON       31410H101       228,712.50       5,700.00          X              1      X
FISERV INC.                  COMMON       337738108       305,662.50       5,700.00          X              1      X
FORD MOTOR                   COMMON       345370100       227,000.00       4,000.00          X              1      X
G T E                        COMMON       362320103       284,350.00       4,700.00          X              1      X
GENERAL ELECTRIC             COMMON       369604103     1,836,375.00      16,600.00          X              1      X
GENERAL MOTORS               COMMON       370442105       251,937.50       2,900.00          X              1      X
GILLETTE                     COMMON       375766102       362,568.75       6,100.00          X              1      X
GUIDANT                      COMMON       401698105       205,700.00       3,400.00          X              1      X
HALLIBURTON                  COMMON       406216101       219,450.00       5,700.00          X              1      X
HEWLETT-PACKARD              COMMON       428236103       332,281.25       4,900.00          X              1      X
HOME DEPOT                   COMMON       437076102       417,075.00       6,700.00          X              1      X
INTEL                        COMMON       458140100     1,057,987.50       8,900.00          X              1      X
INTL BUSINESS MACHINES       COMMON       459200101       709,000.00       4,000.00          X              1      X
JOHNSON & JOHNSON            COMMON       478160104       702,656.25       7,500.00          X              1      X
LEXMARK INT'L GROUP A        COMMON       529771107       312,900.00       2,800.00          X              1      X
LILLY (ELI)                  COMMON       532457108       483,787.50       5,700.00          X              1      X
LINCOLN NATIONAL             COMMON       534187109       207,637.50       2,100.00          X              1      X
LUCENT TECHNOLOGIES INC      COMMON       549463107       732,700.00       6,800.00          X              1      X
MCI WORLDCOM INC             COMMON       55268B106       909,979.69      10,275.00          X              1      X
MCDONALD'S                   COMMON       580135101       371,562.50       8,200.00          X              1      X
MERCK                        COMMON       589331107     1,178,756.25      14,700.00          X              1      X
MICROSOFT                    COMMON       594918104     2,168,925.00      24,200.00          X              1      X
MOBIL                        COMMON       607059102       519,200.00       5,900.00          X              1      X
MORGAN STANLEY DEAN WITTER   COMMON       617446448       429,731.25       4,300.00          X              1      X
MOTOROLA                     COMMON       620076109       388,225.00       5,300.00          X              1      X
PEPSICO                      COMMON       713448108       446,737.50      11,400.00          X              1      X
PFIZER                       COMMON       717081103       888,000.00       6,400.00          X              1      X
PROCTER & GAMBLE             COMMON       742718109       587,625.00       6,000.00          X              1      X
PROVIDIAN FINANCIAL CORP     COMMON       74406A102       220,000.00       2,000.00          X              1      X
ROYAL DUTCH PETROLEUM        COMMON FOR.  780257804       598,000.00      11,500.00          X              1      X
SBC COMMUNICATIONS           COMMON       78387G103       391,137.50       8,300.00          X              1      X
SCHERING-PLOUGH              COMMON       806605101       381,656.25       6,900.00          X              1      X
SCHLUMBERGER                 COMMON       806857108       216,675.00       3,600.00          X              1      X
SPRINT                       COMMON       852061100       264,937.50       2,700.00          X              1      X
SUN MICROSYSTEMS             COMMON       866810104       437,718.75       3,500.00          X              1      X
TEXACO                       COMMON       881694103       368,875.00       6,500.00          X              1      X
TIME WARNER                  COMMON       887315109       355,312.50       5,000.00          X              1      X
TYCO INTERNATIONAL           COMMON       902124106       351,575.00       4,900.00          X              1      X
UNILEVER N.V.                COMMON FOR.  904784709       239,175.00       3,600.00          X              1      X
WAL-MART STORES              COMMON       931142103     1,032,500.00      11,200.00          X              1      X
WARNER-LAMBERT               COMMON       934488107       218,418.75       3,300.00          X              1      X
                                                       35,156,672.77